Share Based Payments and Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
SHARE BASED PAYMENTS AND STOCK OPTIONS
10.	SHARE BASED PAYMENTS AND STOCK OPTIONS

The Company accounts for share-based payments through the measurement and recognition of compensation expense for share-based payment awards made to employees and directors of the Company, including stock options and restricted shares.

During the three months ended March 31, 2020 the Company issued 518,333 shares of common stock (stock-based awards) to officers and employees that vested immediately resulting in compensation expense of approximately $2,130,000. No stock-based awards were issued for the three months ended March 31, 2019 that vested immediately.

During the three months ended March 31, 2020 and March 31, 2019, the Company recorded $145,990 and $0, respectively, of share-based compensation to executives that is included in payroll and payroll tax liabilities.

The following table presents share-based payment expense and new shares issued for the three months ended March 31, 2020 and 2019.

	Three Months Ended March 31,
	2020	2019
Total non-cash share-based compensation	$4,115,068	$80,278

On March 6, 2014, the Company's Board of Directors (the "Board") approved the 2014 Equity Incentive Plan ("2014 Plan") pursuant to which the Company may grant incentive, non-statutory options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units and other stock or cash awards to employees, nonemployee members of our Board, consultants and other independent advisors who provide services to the Company. The maximum shares of common stock which may be issued over the term of the plan shall not exceed 2,500,000 shares. Awards under this plan are made by the Board or a committee designated by the Board. Options under the plan are to be issued at the market price of the stock on the day of the grant except to those issued to holders of 10% or more of the Company's common stock which is required to be issued at a price not less than 110% of the fair market value on the day of the grant. Each option is exercisable at such time or times, during such period and for such numbers of shares shall be determined by the plan administrator. No option may be exercisable for more than ten years (five years in the case of an incentive stock option granted to a 10% stockholder) from the date of grant.

On January 7, 2018, the Board adopted the 2018 Equity Compensation Plan (the "2018 Plan") and on April 20, 2018, the shareholders approved the 2018 Plan. On February 7, 2020, the Board approved the amendment and restatement of the 2018 Plan to increase the number of shares issuable thereunder from 2,500,000 to 5,000,000, which amendment was approved by shareholders on May 11, 2020. The 2018 Plan will be administered by the Board. The Board may grant options to purchase shares of common stock, stock appreciation rights, restricted stock units, restricted or unrestricted shares of common stock, performance shares, performance units, other cash-based awards and other stock-based awards. The Board also has broad authority to determine the terms and conditions of each option or other kind of equity award, adopt, amend and rescind rules and regulations for the administration of the 2018 Plan and amend or modify outstanding options, grants and awards.

No options, stock purchase rights or awards may be made under the 2018 Plan on or after the ten-year anniversary of the adoption of the 2018 Plan by the Board, but the 2018 Plan will continue thereafter while previously granted options, stock appreciation rights or awards remain subject to the 2018 Plan. Options granted under the 2018 Plan may be either "incentive stock options" that are intended to meet the requirements of Section 422 of the Internal Revenue Code of 1986, as amended (the "Code") or "nonstatutory stock options" that do not meet the requirements of Section 422 of the Code. The Board will determine the exercise price of options granted under the 2018 Plan. The exercise price of stock options may not be less than the fair market value, on the date of grant, per share of our Common Stock issuable upon exercise of the option (or 110% of fair market value in the case of incentive options granted to a ten-percent stockholder). No option may be exercisable for more than ten years (five years in the case of an incentive stock option granted to a 10% stockholder) from the date of grant.

Awards issued under the 2014 Plan as of March 31, 2020 are summarized below:

2020
Total shares available for issuance pursuant to the 2014 Plan	2,500,000
Options outstanding, March 31, 2020	(224,000)
Total options exercised under 2014 Plan	(1,889,833)
Total shares issued pursuant to the 2014 Plan	(375,000)
Awards available for issuance under the 2014 Plan, March 31, 2020	11,167

Awards issued under the 2018 Plan as of March 31, 2020 are summarized below:

2020
Total shares available for issuance pursuant to the 2018 Plan, after amendment	5,000,000
Options outstanding, March 31, 2020	(1,618,500)
Total options exercised under 2018 Plan	(31,333)
Total shares issued pursuant to the 2018 Plan	(69,750)
Awards available for issuance under the 2018 Plan, March 31, 2020	3,280,417

The table below summarizes all the options granted by the Company under all plans during the three months ended March 31, 2020:

Options	Shares	Weight - Average Exercise Price	Weighted - Average Remaining Contractual Term	Weighted - Average Grant Date Fair Value
Outstanding at December 31, 2019	1,916,333	$2.78	3.81 years	$1.71
Granted	607,500	3.92		$2.29
Exercised	(414,663)	$1.83		$.85
Forfeited or expired	-
Outstanding at March 31, 2020	2,109,170	$2.97	3.01 years	$1.88
Options vested at March 31, 2020	1,210,837	$2.74	2.68 years	$1.66

9.	SHARE BASED PAYMENTS AND STOCK OPTIONS

On March 6, 2014, the Company's Board of Directors (the "Board") approved the 2014 Equity Incentive Plan ("2014 Plan) pursuant to which the Company may grant incentive, non-statutory options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units and other stock or cash awards to employees, nonemployee members of our Board, consultants and other independent advisors who provide services to the Company. The maximum shares of common stock which may be issued over the term of the plan shall not exceed 2,500,000 shares. Awards under this plan are made by the Board or a committee designated by the Board. Options under the plan are to be issued at the market price of the stock on the day of the grant except to those issued to holders of 10% or more of the Company's common stock which is required to be issued at a price not less than 110% of the fair market value on the day of the grant. Each option is exercisable at such time or times, during such period and for such numbers of shares shall be determined by the plan administrator. No option may be exercisable for more than ten years (five years in the case of an incentive stock option granted to a 10% stockholder) from the date of grant.

On January 7, 2018, the Board adopted the 2018 Equity Compensation Plan (the "2018 Plan") and on April 20, 2018, the shareholders approved the 2018 Plan. On February 7, 2020, the Board approved the amendment and restatement of the 2018 Plan to increase the number of shares issuable thereunder from 2,500,000 to 5,000,000, which amendment is pending shareholder approval. The 2018 Plan will be administered by the Board. The Board may grant options to purchase shares of Common Stock, stock appreciation rights, restricted stock units, restricted or unrestricted shares of Common Stock, performance shares, performance units, other cash-based awards and other stock-based awards. The Board also has broad authority to determine the terms and conditions of each option or other kind of equity award, adopt, amend and rescind rules and regulations for the administration of the 2018 Plan and amend or modify outstanding options, grants and awards.

No options, stock purchase rights or awards may be made under the 2018 Plan on or after the ten-year anniversary of the adoption of the 2018 Plan by the Board, but the 2018 Plan will continue thereafter while previously granted options, stock appreciation rights or awards remain subject to the 2018 Plan. The maximum shares of Common Stock which may be issued over the term of the plan, as amended shall not exceed 5,000,000 shares. Options granted under the 2018 Plan may be either "incentive stock options" that are intended to meet the requirements of Section 422 of the Internal Revenue Code of 1986, as amended (the "Code") or "nonstatutory stock options" that do not meet the requirements of Section 422 of the Code. The Board will determine the exercise price of options granted under the 2018 Plan. The exercise price of stock options may not be less than the fair market value, on the date of grant, per share of our Common Stock issuable upon exercise of the option (or 110% of fair market value in the case of incentive options granted to a ten-percent stockholder). No option may be exercisable for more than ten years (five years in the case of an incentive stock option granted to a 10% stockholder) from the date of grant.

2019
Awards issued under the 2014 Plan as of December 31, 2019 are summarized below:
Total Shares available for issuance pursuant to the 2014 Plan	2,500,000
Options outstanding, December 31 2019	(995,500)
Total options exercised under 2014 Plan	(1,118,333)
Total shares issued pursuant to the 2014 Plan	(375,000)
Awards available for issuance under the 2014 Plan, December 31, 2019	11,167

Awards issued under the 2018 Plan as of December 31, 2019 are summarized below:

2019
Total Shares available for issuance pursuant to the 2018 Plan, prior to amendment	2,500,000
Options outstanding, December 31 2019	(281,500)
Total options exercised under 2018 Plan	-
Total shares issued pursuant to the 2018 Plan	(9,500)
Awards available for issuance under the 2018 Plan, December 31, 2019	2,209,000

	2019	2018
Expected volatility	87.8%-92.7%	72.91%-90.81%
Expected dividends	None	None
Expected term	2-5 years	2.5 years
Risk-free rate	1.64%	1.64%

The table below summarizes all the options granted by the Company during years ended December 31, 2019 and 2018:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2018	2,622,000	$.99		$.32
Granted	386,500	$3.21		$1.91
Exercised	(1,068,333)	$.67		$.12
Forfeited or expired	(124,667)	$.76		$.16
Outstanding at December 31, 2018	1,815,500	$1.66	2.65 years	$.78
Vested and exercisable at December 31 2018	1,393,831	$1.39	2.22 years

Outstanding at January 1, 2019	1,815,500	$1.66	2.65 years	$.78
Granted	1,380,000	$3.25		$2.18
Exercised	(667,500)	$.72		$.16
Forfeited or expired	(11,667)	$3.05		$1.63
Outstanding at December 31, 2019	2,516,333	$2.78	3.81 years	$1.71
Vested and exercisable at December 31, 2019	1,346,333	$2.35	3.25 years	$1.32

Share-based payment expense to officers, directors and employees and the years ended December 31, 2019 and 2018 was approximately $2,223,100 and $901,900, respectively.

Expense related to issuance of shares, options and warrants to consultants for the years ended December 31, 2019 and 2018 was approximately $267,400 and $501,800, respectively.